Environmental Trust Funds - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Environmental Trust Funds [abstract]
Term deposit	$ 8.3	$ 8.6
Equity-linked deposits	6.5	7.5
Cash deposit	$ 46.0	$ 39.6